Accrued Expenses and Other Liabilities (Details) - Landsea Homes [Member] - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Entity Listings [Line Items]
Land development and home construction accrual	$ 25,910	$ 15,353
Warranty accrual	11,730	8,693	$ 3,616
Accrued compensation and benefits	10,966	9,198
Lease liabilities	6,396	6,711
Sales tax payable	1,867	201
Income tax payable	1,355	5,741
Interest payable	1,134	425
Other deposits and liabilities	3,511	1,724
Total accrued expenses and other liabilities	$ 62,869	$ 48,046